Lease Obligation Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Lease equipment	$ 163,407
Accumulated amortization	$ 139,297
Lease obligation interest rate	12.00%	12.00%
Amortization of lease equipment		$ 123,225
Lease obligation maturity date		Mar. 31, 2022